Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Deposits Received (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related party transactions [abstract]
Deposits, beginning of period	€ 22	€ 29
Net movement in deposits during the period	(3)	(7)
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	0	0
Deposits, end of period	€ 19	€ 22